Earnout Liability (Details) $ in Millions	9 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024
Earnout Liability [Line Items]
Earn out payments (in Dollars)	$ 7.2
Earn out payments on development (in Dollars)	$ 1.5
Discount Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	20.1
Discount Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	21.4
Discount Rate [Member] | Minimum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		20.7
Discount Rate [Member] | Maximum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		22.8
Expected Term [Member] | Minimum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	0.5	1
Expected Term [Member] | Minimum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	1.59
Expected Term [Member] | Maximum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	1	1.5
Expected Term [Member] | Maximum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	2.08
Expected Volatility [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	55.71
Risk-free Interest Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	4.02	4.16
Risk-free Interest Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	5.04